Finance Income (Expense)	12 Months Ended
Dec. 31, 2019
Finance Income Expense [Abstract]
FINANCE INCOME (EXPENSE)

NOTE 13:- FINANCE INCOME (EXPENSE)

	Year ended December 31,
	2019	2018	2017
	USD
Finance expenses:
Bank commissions	$(21)	$(18)	$(28)
Issuance expenses	-	-	(302)
Interest expenses from ASC 606 implementation	(427)	(427)	-
Net loss from exchange rate fluctuations	(33)	(115)	(588)
Other loss from short-term investment revaluation	(209)	(644)	(5)

	(690)	(1,204)	(923)
Finance income:
Interest income on bank deposits	72	51	69
Net change in fair value warrants exercisable into shares	-	-	2,457

	72	51	2,526

	$(618)	$(1,153)	$1,603